Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Income Taxes [Line Items]
Provincial statutory income tax rate	27.00%	27.00%	27.00%
Statutory corporate tax rate	23.00%	23.00%	23.00%
Canada [Member]
Income Taxes [Line Items]
Non-capital losses carried forward (in Dollars)	$ 20,281,000